RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Fair value (gains) losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value losses (gains) on financial instruments
Fair value (gains) losses on financial instruments, net	$ (5,166)	$ 17,296
Foreign exchange collar contracts, net
Fair value losses (gains) on financial instruments
Fair value (gains) losses on financial instruments, net	1,979	(3,076)
Derivatives, net
Fair value losses (gains) on financial instruments
Fair value (gains) losses on financial instruments, net	$ (7,145)	$ 20,372